EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
Earnings per share [abstract]
Earnings per share

	For the three months ended June 30				For the six months ended June 30
	2021		2020		2021		2020
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income	$694	$694	$622	$622	$1,524	$1,524	$1,285	$1,285
Net income attributable to non-controlling interests	(283)	(283)	(265)	(265)	(575)	(575)	(528)	(528)
Net income attributable to equity holders of Barrick Gold Corporation	$411	$411	$357	$357	$949	$949	$757	$757
Weighted average shares outstanding	1,779	1,779	1,778	1,778	1,779	1,779	1,778	1,778
Basic and diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation	$0.23	$0.23	$0.20	$0.20	$0.53	$0.53	$0.43	$0.43